Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
2
8
. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation
S-X
Rule4-08
(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.
The subsidiaries did not pay any dividends to the Company for the years presented. For the purpose of presenting parent company only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments (deficit) in subsidiaries” and the loss of the subsidiaries is presented as “share of losses of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Compa
n
y.
The Company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of December 31, 2018 and 2019.
The Company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of December 31, 2018 and 2019.
Balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Assets
Current assets
Cash and cash equivalents	603,234	719,269	103,317

Total current assets	603,234	719,269	103,317
Receivables due from subsidiaries	1,455,048	939,832	134,998
Other non-current assets	—	18,331	2,633

Total assets	2,058,282	1,677,432	240,948

Liabilities, mezzanine equity and shareholders’ deficit
Current liabilities
Accruals and other payables	—	117,977	16,946
Ordinary shares to be issued to Everest	—	258,119	37,076
Warrant liabilities	5,618	—	—
Total current liabilities	5,618	376,096	54,022
Convertible promissory notes	67,026	68,199	9,796
Deficit in subsidiaries	25,384	163,655	23,507
Total liabilities	98,028	607,950	87,325
Mezzanine equity
Series A convertible preferred shares (US$0.0001 par value, 30,227,056 shares authorized, issued and outstanding as of December 31, 201 8 and 201 9 )	687,482	687,482	98,751
Series B convertible preferred shares (US$0.0001 par value, 30,305,212 shares authorized, issued and outstanding as of December 31, 201 8 and 201 9 )	921,243	921,243	132,328
Series C convertible preferred shares (US$0.0001 par value, 31,046,360 shares authorized, issued and outstanding as of December 31, 2018 and 2019, re s pectively )	1,306,633	1,306,633	187,686
Series C -1 convertible preferred shares (US$0.0001 par value, nil and 3,857,143 s hares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively )	—	188,819	27,122
Total mezzanine equity	2,915,358	3,104,177	445,887
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized as of December 31, 2018 and 2019, 8,363,719 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	6	6	1
Treasury stock	(1)	—	—
Additional paid-in capital	—	389,379	55,931
Accumulated other comprehensive income	59,380	70,127	10,074
Accumulated deficit	(1,014,489)	(2,494,207)	(358,270)
Total shareholders’ deficit	(955,104)	(2,034,695)	(292,264)
Total liabilities, mezzanine equity and shareholders’ deficit	2,058,282	1,677,432	240,948
Statements of comprehensive loss

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2.5)
Operating expenses
Research and development expenses	(128,721)	(121,734)	(380,143)	(54,604)
Administrative expenses	—	(15,373)	(204,874)	(29,428)

Total operating expenses	(128,721)	(137,107)	(585,017)	(84,032)
Interest income ( expenses ) , net	(3,892)	(7,467)	16,995	2,441
Other expenses	—	—	(23,492)	(3,374)
Share of losses of subsidiaries	(151,600)	(319,664)	(866,080)	(124,406)
Fair value change of warrants	(14,027)	61,405	5,644	811

Loss before income tax expense	(298,240)	(402,833)	(1,451,950)	(208,560)

Net loss attributable to I-MAB	(298,240)	(402,833)	(1,451,950)	(208,560)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	—	—	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	—	—	(27,768)	(3,989)
Net loss attributable to ordinary shareholders	(298,240)	(402,833)	(1,485,001)	(213,308)
Net loss attributable to I-MAB	(298,240)	(402,833)	(1,451,950)	(208,560)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax	5,918	53,689	10,747	1,544

Total comprehensive loss	(292,322)	(349,144)	(1,441,203)	(207,016)

Stat
e
ments of cash flows

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2.5)
Net cash (used in) generated from operating activities	(132,732)	40,232	(528,322)	(75,889)

Net cash ( used in ) generated from investing activities	(356,635)	(1,032,483)	449,592	64,580

Net cash generated from financing activities	475,224	1,498,669	183,536	26,365

Effect of exchange rate changes on cash and cash equivalents	4,697	62,587	11,229	1,612
Net (decrease) increase in cash and cash equivalents	(9,446)	569,005	116,035	16,668
Cash and cash equivalents at beginning of the year	43,675	34,229	603,234	86,649

Cash and cash equivalents at end of the year	34,229	603,234	719,269	103,317